Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 591	$ 591	$ 160,991
Prepaid expenses	93,458	16,232	454,459
Total current assets	94,049	16,823	615,450
Investments held in Trust Account	47,547,084	380,360,382	375,032,984
Total Assets	47,641,133	380,377,205	375,648,434
Current liabilities:
Accounts payable	840,400	363,744	66,516
Accounts payable - related party	110,000	80,000
Accrued expenses - related party	231,720	176,804	0
Promissory Note	720,000	0
Total current liabilities	1,902,120	620,548	66,516
Deferred underwriting commissions	13,125,000	13,125,000	13,125,000
Warrant liabilities	160,417	320,834	9,304,167
Total liabilities	15,187,537	14,066,382	22,495,683
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 9,015,160 and 37,500,000 shares issued and outstanding at approximately $10.37 and $10.14 per share of redemption value as of March 31, 2023 and December 31, 2022, respectively	47,447,084	380,260,382	375,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(14,994,425)	(13,950,496)	(21,848,186)
Total shareholders' deficit	(14,993,488)	(13,949,559)	(21,847,249)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	47,641,133	380,377,205	375,648,434
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 9,015,160 and 37,500,000 shares issued and outstanding at approximately $10.37 and $10.14 per share of redemption value as of March 31, 2023 and December 31, 2022, respectively	47,447,084	380,260,382	375,000,000
Shareholders' Deficit:
Ordinary shares	0	0
Common Class B [Member]
Shareholders' Deficit:
Ordinary shares	$ 937	$ 937	$ 937